PROPERTY, PLANT AND EQUIPMENT, NET	9 Months Ended
Sep. 30, 2020
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

12.    PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment used in continuing operation and related accumulated depreciation are as follows:

	2019	2020
	December 31	September 30
	RMB	RMB
Buildings	3,567,558,224	4,225,328,131
Machinery and equipment	8,785,627,088	10,292,909,248
Motor vehicles	45,116,481	66,319,517
Furniture, fixture and office equipment	501,050,699	639,566,031
	12,899,352,492	15,224,122,927
Less: Accumulated depreciation	(3,497,199,736)	(3,968,429,679)
Subtotal	9,402,152,756	11,255,693,248
Construction in progress	806,051,793	463,208,430
Property, plant and equipment, net	10,208,204,549	11,718,901,678

Depreciation expenses were RMB495,527,422 and RMB829,024,579 for the nine months ended September 30, 2019 and 2020, respectively.

During the nine months ended September 30, 2019 and 2020, the Group disposed certain equipment with the net book value amounting of RMB219,113,064 and RMB252,017,429 and recognized related disposal loss amounted to RMB50,992,923 and RMB198,102,332 respectively. Increase in disposal loss on property, plant and equipment in the nine months ended September 30, 2020 was mainly due to the automation upgrade of the Group.

Construction in progress primarily represents the construction of new production line. Costs incurred in the construction are capitalized and transferred to property and equipment upon completion, at which time depreciation commences.

Significant increase of property, plant and equipment during the nine months ended September 30, 2020 was attributable to the expansion of manufacturing capacity and automation upgrade of the Group.

In the nine months ended September 30, 2019 and 2020, there were no impairments provided related to the retirement of equipment in production lines that had become obsolete.

As of December 31, 2019 and September 30, 2020, certain property, plant and equipment with net book value amounting of RMB2,158,435,628 and 2,658,989,941 pledged as collateral for the Group’s borrowings (Note 19).